Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 41,233		$ 41,233		$ 39,762	$ 42,336
Less: Accumulated depreciation and amortization		(19,281)		(19,281)		(14,839)	(11,345)
Total property and equipment, net		21,952		21,952		24,923	30,991
Depreciation and amortization				10,815	$ 15,099	18,713	13,596	$ 9,656
Internal-use software amortization	$ 2,600	1,700	$ 1,800	5,200	5,600	7,200	5,200	2,500
Depreciation And Amortization
Property, Plant and Equipment [Line Items]
Depreciation and amortization		1,000	$ 900	2,900	$ 2,700	3,700	600	$ 600
Computers
Property, Plant and Equipment [Line Items]
Total property and equipment		1,632		1,632		1,346	1,534
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment		3,857		3,857		3,906	3,913
Furniture and fixtures | Seattle and Spokane, Washington
Property, Plant and Equipment [Line Items]
Total property and equipment						2,700
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		13,663		13,663		13,660	13,136
Leasehold improvements | Seattle and Spokane, Washington
Property, Plant and Equipment [Line Items]
Total property and equipment						12,100
Internal-use software
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 22,081		$ 22,081		$ 20,850	$ 23,753